ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES	12 Months Ended
Dec. 31, 2023
Payables and Accruals [Abstract]
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES
NOTE 9 - ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

Accrued expenses and other current liabilities are as follows:

	December 31,
	2023	2022
Accrued payroll and related costs	$27,887	$26,774
Accrued vacation	8,381	8,080
Deferred revenue	4,938	3,570
Advanced payments from a customer	5,051	-
Commitment to purchase shares from directors and officers	1,518	-
Other	4,695	3,283
Total accrued expenses and other current liabilities	$52,470	$41,707